CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 545,974	$ 575,871	$ 588,147
Cost of revenues	397,335	412,457	390,924
Gross profit	148,639	163,414	197,223
Operating expenses:
Research and development	4,146	3,635	4,164
Marketing and selling	66,770	74,786	81,789
General and administrative	40,681	43,323	45,930
Legal settlements and loss contingencies, net	12,359	8,903	24,797
Total operating expenses	123,956	130,647	156,680
Operating income	24,683	32,767	40,543
Finance expenses, net	5,578	3,639	5,583
Income before taxes on income	19,105	29,128	34,960
Taxes on income	6,243	4,560	7,402
Net income	12,862	24,568	27,558
Net income attributable to non-controlling interest		163	1,356
Net income attributable to controlling interest	$ 12,862	$ 24,405	$ 26,202
Basic and Diluted net income per share of ordinary shares	$ 0.37	$ 0.72	$ 0.73
Weighted average number of ordinary shares used in computing basic income per share (in thousands)	34,384	34,358	34,334
Weighted average number of ordinary shares used in computing diluted income per share (in thousands)	34,460	34,409	34,386